LOSS PER SHARE - Disclosure of basic loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Loss for the period	$ (3,973)	$ (10,349)	$ (9,500)	$ (20,129)
Weighted average of number of ordinary shares	33,075	32,805	33,023	32,781
Basic loss per ordinary share	$ (0.12)	$ (0.316)	$ (0.288)	$ (0.614)